EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE (Restated)

12.	LOSS PER SHARE

Basic earnings (loss) per share ("EPS") is calculated with reference to the weighted average number of common shares outstanding during the year. Treasury shares are not included in the calculation. The computation of diluted EPS for the years ended December 31, 2016, 2015 and 2014, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2016	2015	2014
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(186,531)	(171,146)	(48,017)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2016	2015	2014
Basic and diluted loss per share:
Weighted average number of common shares outstanding	93,933	93,357	87,013

Loss per share are as follows:

	2016	2015	2014
Basic and diluted	$(1.99)	$(1.83)	$(0.55)

The effect of stock options and convertible bonds, have been excluded from the calculation of diluted EPS for the year end December 31, 2016 and 2015 because the effect was anti-dilutive.